CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2021
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
NOTE 9 - CASH AND CASH EQUIVALENTS
Cash in bank and on hand at June 30, 2021 amounted to €290 million and included €25 million held by subsidiaries that operate in countries where capital control restrictions prevent these balances from being immediately available for general use by the other entities within the Group. At December 31, 2020, the amount subject to these restrictions was €26 million.